Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 104,227,500.00
Total Fee Amount	14,393.82
Total Offset Amount	0.00
Net Fee	$ 14,393.82
Offering Table N/A
Offset Table N/A	N/A